CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 689,280	$ 118,734		$ 230,664
Accounts receivable, net	627,395	628,480		389,453
Prepaids and other current assets	102,325	79,920		139,661
Total current assets	1,419,000	827,134		759,778
Deferred tax asset				1,852,826
Fixed assets, net	11,779	3,657
Total assets	1,430,779	830,791		2,612,604
Current liabilities
Deferred revenue	1,371,527	802,524		956,561
Note payable, net of discount	220,000	220,000		407,131
Contingent liability	600,000	600,000
Embedded derivative				273,534
Loan payable, related party	330,000	323,000		110,000
Total liabilities	4,814,257	4,243,438		2,614,637
Commitments and contingencies (Note 8)
Stockholders' deficit
Common stock, $1.00 par value; 5,000 shares authorized 4,978 issued and outstanding	1,000	1,000		1,000
Additional paid in capital	6,026,457	6,026,457		6,026,457
Accumulated deficit	(9,117,796)	(9,114,985)		(5,666,895)
Total liabilities and stockholders' deficit	1,430,779	830,791		2,612,604
IDoc Virtual Telehealth Solutions, Inc.
Current assets
Cash and cash equivalents	74,184	63,037		147,685
Accounts receivable, net	2,964,616	2,266,302		5,107,835
Due from related party	$ 1,047,771	$ 1,008,101		$ 678,936
Due from related party	Related party	Related party		Related party
Prepaids and other current assets	$ 140,665	$ 123,205		$ 100,000
Total current assets	4,227,236	3,460,645		6,034,456
Note receivable, related party	$ 245,500	$ 245,500		$ 336,000
Note receivable, related party	Related party	Related party		Related party
Right-of-use asset, net	$ 1,316,153	$ 1,422,017		$ 1,542,249
Intangible assets, net				107,076
Deferred tax asset	563,094	598,585
Deposit	20,720	20,720
Fixed assets, net	110,296	114,044		38,706
Total assets	6,482,999	5,861,511		8,058,487
Current liabilities
Accounts payable	609,838	391,923		111,630
Accrued liabilities	1,195,054	841,514		650,677
Deferred revenue	20,000	20,000
Income taxes payable				22,281
Right-of-use liability	698,480	608,695		350,962
Line of credit	456,097	456,097		495,000
Factoring payable	491,974	660,578
Note payable, net of discount	1,581,183	1,540,983		829,505
Due on acquisition purchase	300,000	300,000		300,000
Contingent liability	600,000	600,000
Embedded derivative				273,534
Loan payable, related party	200,000	200,000
Total current liabilities	6,152,626	5,619,790		3,033,589
Notes payable, less current portion, net of discount	1,500,600	1,500,600		1,808,925
Right-of-use liability, less current portion	885,940	990,774		1,202,260
Deferred tax liability				403,248
Total liabilities	8,539,166	8,111,164		6,448,022
Commitments and contingencies (Note 8)
Stockholders' deficit
Common stock, $1.00 par value; 5,000 shares authorized 4,978 issued and outstanding	4,978	4,978		4,978
Additional paid in capital	209,521	209,521		209,521
Accumulated deficit	(2,270,666)	(2,464,152)		1,395,966
Total stockholders' deficit	(2,056,167)	(2,249,653)	$ 1,361,098	1,610,465	$ 1,418,589
Total liabilities and stockholders' deficit	$ 6,482,999	$ 5,861,511		$ 8,058,487